Pension and other post-retirement benefits - Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR) (Detail) CAD in Thousands	12 Months Ended
Dec. 31, 2016 CAD
Compensation and Retirement Disclosure [Abstract]
Effect of a 1 percentage point increase in the HCCTR on year-end benefit obligation	CAD 11,343
Effect of a 1 percentage point increase in the HCCTR on total service and interest cost	1,019
Effect of a 1 percentage point decrease in the HCCTR on, year-end benefit obligation	(9,430)
Effect of a 1 percentage point decrease in the HCCTR on, total service and interest cost	CAD (846)